RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 159,457	$ 91,470	$ 73,031
Office and miscellaneous	28,123	40,029	10,632
Oniva International Services Corp. [Member]
Disclosure of transactions between related parties [line items]
Salaries and benefits	105,344	91,346	72,747
Office and miscellaneous	66,663	38,260	24,176
Total other related party expenses	$ 172,007	$ 129,606	$ 96,923